Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Regulated electric	$ 4,852.0	$ 4,721.0
Regulated Gas	1,044.0	1,002.0
Non-regulated	628.0	503.0
Total operating revenues	6,524.0	6,226.0
Operating expenses
Regulated fuel for generation and purchased power	1,677.0	1,638.0
Regulated cost of natural gas	388.0	379.0
Non-regulated fuel for generation and purchased power	225.0	209.0
Non-regulated direct costs	16.0	28.0
Operating, maintenance and general	1,564.0	1,372.0
Provincial, state, and municipal taxes	340.0	326.0
Depreciation and amortization	916.0	856.0
Total operating expenses	5,126.0	4,808.0
Income from operations	1,398.0	1,418.0
Income from equity investments	154.0	124.0
Other income (expenses), net	23.0	25.0
Interest expense, net	713.0	698.0
Income before provision for income taxes	816.0	819.0
Income tax expense (recovery)	69.0	520.0
Net income	747.0	299.0
Non-controlling interest in subsidiaries	1.0	5.0
Preferred stock dividends	36.0	28.0
Net income attributable to common shareholders	$ 709.6	$ 266.1
Weighted average shares of common stock outstanding (in millions)
Basic	233.0	213.4
Diluted	233.5	214.1
Earnings per common share (note 9)
Basic	$ 3.05	$ 1.25
Diluted	3.04	1.24
Dividends per common share declared	$ 2.2825	$ 2.1325